SEGMENTED DISCLOSURE INFORMATION - Magna (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Magna | Credit risk
Disclosure of major tenant
Trust's total revenue (in percent)	74.00%	76.00%